Goodwill and Intangible Assets - Schedule of Goodwill (Details) - Social Finance, Inc. - USD ($) $ in Thousands		12 Months Ended
	Apr. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	May 14, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Beginning balance		$ 15,673	$ 15,741
Less: accumulated impairment						$ 0	$ 0
Beginning balance, net		899,270	15,673	$ 899,270		$ 15,673	$ 15,741
Additional goodwill recognized		883,597	0
Other adjustments		0	(68)
Ending balance		899,270	$ 15,673
Financial Services
Goodwill [Roll Forward]
Beginning balance, net		25,912
Ending balance		25,912
Technology Platform
Goodwill [Roll Forward]
Beginning balance, net		873,358
Ending balance		873,358
Galileo Financial Technologies, Inc.
Goodwill [Roll Forward]
Beginning balance, net					$ 873,358
Additional goodwill recognized		873,358
8 Limited
Goodwill [Roll Forward]
Additional goodwill recognized	$ 10,239	$ 10,239